DERIVATIVE LIABILITIES (Details 4) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares underlying the warrants		977,747
Fair market value of stock		$ 2.88
Volatility			116.00%	118.00%
Risk-free interest rate			1.54%	1.63%
Expected dividend yield		0.00%	0.00%	0.00%
Warrant life (years)			6 years	6 years
Maximum [Member]
Exercise price		$ 2,400
Volatility		214.00%
Risk-free interest rate		0.85%
Warrant life (years)		4 years 9 months 18 days
Minimum [Member]
Exercise price		$ 6.85
Volatility		156.00%
Risk-free interest rate		0.57%
Warrant life (years)		2 years 1 month 6 days
Series A Preferred Stock [Member] | Warrant [Member]
Number of shares underlying the warrants			313
Fair market value of stock			$ 27.60
Exercise price			$ 1,380.00
Volatility			118.40%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			49,646
Fair market value of stock			$ 27.60
Exercise price			$ 120.00
Volatility			129.00%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member] | Maximum [Member]
Warrant life (years)			4 years 10 months 17 days
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member] | Minimum [Member]
Warrant life (years)			4 years 7 months 17 days
Series A Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			20,834
Fair market value of stock			$ 78.00
Exercise price			$ 120.00
Volatility			121.40%
Risk-free interest rate			1.03%
Expected dividend yield			0.00%
Warrant life (years)			5 years
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | Maximum [Member]
Fair market value of stock			$ 63.60
Volatility			127.00%
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | Minimum [Member]
Fair market value of stock			$ 30.00
Volatility			123.00%
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			28,813
Exercise price			$ 120.00
Risk-free interest rate			0.93%
Expected dividend yield			0.00%
Warrant life (years)			5 years
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | August 2015 Underwritten Offering [Member] | Maximum [Member]
Date of issuance			Aug. 19, 2015
Series A Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | August 2015 Underwritten Offering [Member] | Minimum [Member]
Date of issuance			Nov. 10, 2015
Series B Preferred Stock [Member] | Warrant [Member]
Number of shares underlying the warrants			146
Fair market value of stock			$ 27.60
Exercise price			$ 1,380.00
Volatility			116.80%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 6 days
Series B Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			20,417
Fair market value of stock			$ 27.60
Exercise price			$ 90.00
Volatility			140.00%
Risk-free interest rate			0.48%
Expected dividend yield			0.00%
Warrant life (years)			2 years 9 months 29 days
Series B Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Date of issuance			Aug. 19, 2015
Number of shares underlying the warrants			20,417
Fair market value of stock			$ 78.00
Exercise price			$ 1.20
Volatility			121.40%
Risk-free interest rate			1.03%
Expected dividend yield			0.00%
Warrant life (years)			5 years
Series B Preferred Stock [Member] | Warrant [Member] | 11/10 to 11/19/2015 | August 2015 Underwritten Offering [Member] | Maximum [Member]
Date of issuance			Nov. 19, 2015
Series B Preferred Stock [Member] | Warrant [Member] | Two Eleven Two Thousand Fifteen [Member] | August 2015 Underwritten Offering [Member]
Date of issuance			Nov. 02, 2015
Number of shares underlying the warrants			20,417
Fair market value of stock			$ 72.00
Exercise price			$ 90.00
Volatility			128.00%
Risk-free interest rate			0.26%
Expected dividend yield			0.00%
Warrant life (years)			3 years
Series C Preferred Stock [Member]
Number of shares underlying the warrants	7,888
Series C Preferred Stock [Member] | Warrant [Member]
Number of shares underlying the warrants			750
Fair market value of stock			$ 27.60
Exercise price			$ 1,380.00
Volatility			116.30%
Risk-free interest rate			1.20%
Expected dividend yield			0.00%
Warrant life (years)			4 years 1 month 24 days
Series C Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			0
Fair market value of stock			$ 0
Exercise price			$ 0
Volatility			0.00%
Risk-free interest rate			0.00%
Expected dividend yield			0.00%
Warrant life (years)			0 years
Series C Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Date of issuance			Aug. 19, 2015
Number of shares underlying the warrants			21,250
Fair market value of stock			$ 78.00
Exercise price			$ 120.00
Volatility			125.40%
Risk-free interest rate			0.30%
Expected dividend yield			0.00%
Warrant life (years)			3 months
Series D Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Number of shares underlying the warrants			0
Fair market value of stock			$ 0
Exercise price			$ 0
Volatility			0.00%
Risk-free interest rate			0.00%
Expected dividend yield			0.00%
Warrant life (years)			0 years
Series D Preferred Stock [Member] | Warrant [Member] | 19 Auguest 2015 | August 2015 Underwritten Offering [Member]
Date of issuance			Aug. 19, 2015
Number of shares underlying the warrants			41,250
Fair market value of stock			$ 78.00
Exercise price			$ 118.80
Volatility			125.40%
Risk-free interest rate			0.30%
Expected dividend yield			0.00%
Warrant life (years)			3 months